PROMISSORY NOTES RECEIVABLES (Details Narrative)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2025 USD ($)	Sep. 26, 2024	Sep. 25, 2024
Short-Term Debt [Line Items]
Allowance for credit losses on promissory notes	$ 47,123	$ 6,041
Promissory Notes 1 [Member]
Short-Term Debt [Line Items]
Promissory notes payable	$ 40,000,000.0
Promissory Notes 1 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest on promissory notes	5.25%				5.25%
Promissory Notes 1 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest on promissory notes	6.50%				6.50%
Two Promissory Notes [Member]
Short-Term Debt [Line Items]
Repayment of promissory notes	$ 11,700,000
Six Promissory Notes [Member]
Short-Term Debt [Line Items]
Repayment of promissory notes	10,100,000
Promissory Notes 2 [Member]
Short-Term Debt [Line Items]
Promissory notes payable	$ 18,600,000				$ 2,400,000
Promissory Notes 2 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest on promissory notes	5.25%				5.25%
Promissory Notes 2 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest on promissory notes	6.00%				6.00%
Three Promissory Notes [Member]
Short-Term Debt [Line Items]
Interest on promissory notes						5.25%	6.50%
Repayment of promissory notes	$ 12,600,000
Promissory Notes [Member]
Short-Term Debt [Line Items]
Promissory notes payable	18,600,000				$ 2,400,000
Interest receivable from promissory notes	$ 1,300,000		$ 0	$ 0	$ 200,000
Promissory Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest on promissory notes	5.25%				5.25%
Promissory Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest on promissory notes	6.00%				6.00%